UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                               ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -------
This Amendment (Check only one.):             [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Arrowgrass Capital Partners (US) LP
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Address:   1330 Avenue of the Americas
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           32nd Floor
           -----------------------------------------------
           New York, New York 10019
           -----------------------------------------------

Form 13F File Number:  028-13317
                       --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Stephen Ellwood
       --------------------------------------------------
Title:  Chief Compliance Officer
       --------------------------------------------------
Phone:  212-584-1161
       --------------------------------------------------

Signature,  Place,  and  Date  of  Signing:

    /s/ Stephen Ellwood                 New York, New York         May 15, 2012
---------------------------------  -----------------------------  --------------
        [Signature]                       [City, State]                [Date]


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Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)








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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              57

Form 13F Information Table Value Total:  $    2,251,175
                                         --------------
                                         (In Thousands)


List of Other Included Managers:  None






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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ALPHA NATURAL RESOURCES INC  COM              02076X102    4,563    300,000 SH  CALL SOLE                         0      0    0
ALPHA NATURAL RESOURCES INC  NOTE 2.375% 4/1  02076XAA0      557      2,000 PRN      SOLE                         0      0    0
ANADARKO PETE CORP           COM              032511107   41,210    526,038 SH       SOLE                   526,038      0    0
ARCH COAL INC                COM              039380100    3,213    300,000 SH  CALL SOLE                         0      0    0
ARVINMERITOR INC             FRNT 4.625% 3/0  043353AF8    4,231     11,000 PRN      SOLE                         0      0    0
BLUE WOLF MONGOLIA HOLDINGS  UNIT 99/99/9999  G11962126    7,041    704,200 SH       SOLE                   704,200      0    0
BMC SOFTWARE INC             COM              055921100   19,939    496,501 SH       SOLE                   496,501      0    0
BORGWARNER INC               NOTE 3.500% 4/1  099724AF3   19,274      7,500 PRN      SOLE                         0      0    0
DARDEN RESTAURANTS INC       COM              237194105      767     15,000 SH       SOLE                    15,000      0    0
DEAN FOODS CO NEW            COM              242370104    1,211    100,000 SH  CALL SOLE                         0      0    0
DEAN FOODS CO NEW            COM              242370104    1,574    130,000 SH       SOLE                   130,000      0    0
DOLLAR THRIFTY AUTOMOTIVE GP COM              256743105    7,590     93,812 SH       SOLE                    93,812      0    0
DOW CHEM CO                  COM              260543103    3,464    100,000 SH  PUT  SOLE                   100,000      0    0
EL PASO CORP                 COM              28336L109   78,222  2,647,105 SH       SOLE                 2,647,105      0    0
EQUINIX INC                  COM NEW          29444U502    6,949     44,136 SH       SOLE                    44,136      0    0
FORD MTR CO DEL              COM PAR $0.01    345370860    2,498    200,000 SH       SOLE                   200,000      0    0
GENERAL MTRS CO              COM              37045V100   14,172    552,500 SH       SOLE                   552,500      0    0
GOODRICH CORP                COM              382388106  303,893  2,422,620 SH       SOLE                 2,422,620      0    0
HERCULES OFFSHORE INC        COM              427093109      710    150,000 SH       SOLE                   150,000      0    0
HERTZ GLOBAL HOLDINGS INC    COM              42805T105   35,973  2,391,807 SH       SOLE                 2,391,807      0    0
HYPERDYNAMICS CORP           COM              448954107    2,644  2,049,864 SH       SOLE                 2,049,864      0    0
ILLUMINA INC                 COM              452327109   23,753    451,494 SH       SOLE                   451,494      0    0
IVANHOE MINES LTD            COM              46579N103   24,106  1,531,482 SH       SOLE                 1,531,482      0    0
JETBLUE AIRWAYS CORP         DBCV 6.750%10/1  477143AG6    1,001      1,000 PRN      SOLE                         0      0    0
KINDER MORGAN INC DEL        COM              49456B101   42,844  1,108,500 SH  PUT  SOLE                 1,108,500      0    0
KINROSS GOLD CORP            COM NO PAR       496902404   34,701  3,544,500 SH       SOLE                 3,544,500      0    0
KULICKE & SOFFA INDS INC     NOTE 0.875%6/0   501242AT8    4,847      5,598 PRN      SOLE                     5,598      0    0
LIBERTY MEDIA CORP           DEB 3.500% 1/1   530715AN1    4,282     48,000 PRN      SOLE                         0      0    0
LIBERTY MEDIA CORP NEW       DEB 3.125% 3/3   530718AF2   41,135     50,363 PRN      SOLE                         0      0    0
MARKET VECTORS ETF TR        RUSSIA ETF       57060U506   15,438    500,000 SH  CALL SOLE                         0      0    0
MEDCO HEALTH SOLUTIONS INC   COM              58405U102  459,489  6,536,111 SH       SOLE                 6,536,111      0    0
MEDICIS PHARMACEUTICAL CORP  NOTE 2.500% 6/0  58470KAA2   11,646      9,000 PRN      SOLE                         0      0    0
MGM RESORTS INTERNATIONAL    COM              552953101    1,362    100,000 SH  CALL SOLE                         0      0    0
MGM RESORTS INTERNATIONAL    COM              552953101      817     60,000 SH       SOLE                    60,000      0    0
MOTOROLA MOBILITY HLDGS INC  COM              620097105  467,712 11,919,278 SH       SOLE                11,919,278      0    0
NEW YORK TIMES CO            CL A             650111107    1,290    190,000 SH       SOLE                   190,000      0    0
PHH CORP                     NOTE 4.000% 9/0  693320AN3    1,199      2,000 PRN      SOLE                         0      0    0
PROGRESS ENERGY INC          COM              743263105   33,729    635,083 SH       SOLE                   635,083      0    0
PROVIDENT ENERGY LTD NEW     COM              74386V100   43,403  3,604,900 SH       SOLE                 3,604,900      0    0
QUEST SOFTWARE INC           COM              74834T103    5,656    243,058 SH       SOLE                   243,058      0    0
RADIAN GROUP INC             NOTE 3.000%11/1  750236AK7    3,722     10,000 PRN      SOLE                         0      0    0
RADIOSHACK CORP              COM              750438103    5,067    814,700 SH  PUT  SOLE                   814,700      0    0
RADIOSHACK CORP              COM              750438103    3,264    524,821 SH       SOLE                   524,821      0    0
ROI ACQUISITION CORP         UNIT 99/99/9999  74966A203    6,000    600,000 SH       SOLE                   600,000      0    0
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605   33,170  2,100,000 SH  CALL SOLE                         0      0    0
SOLUTIA INC                  COM NEW          834376501   90,154  3,226,688 SH       SOLE                 3,226,688      0    0
SPDR S&P 500 ETF TR          CALL             78462F103   56,324    400,000 SH  CALL SOLE                         0      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103  197,134  1,400,000 SH  PUT  SOLE                 1,400,000      0    0
SUPERVALU INC                PUT              868536103    3,426    600,000 SH  PUT  SOLE                   600,000      0    0
TENET HEALTHCARE CORP        COM              88033G100    1,859    350,000 SH       SOLE                   350,000      0    0
TUDOU HLDGS LTD              SPONSORED ADS    89903T107    4,314    146,097 SH       SOLE                   146,097      0    0
UNITED STATES STL CORP NEW   NOTE 4.000% 5/1  912909AE8   13,821     15,000 PRN      SOLE                    15,000      0    0
US AIRWAYS GROUP INC         NOTE 7.250% 5/1  911905AC1   19,930     12,000 PRN      SOLE                         0      0    0
WALGREEN CO                  COM              931422109   16,745    500,000 SH  PUT  SOLE                   500,000      0    0
WALTER ENERGY INC            COM              93317Q105    5,921    100,000 SH  CALL SOLE                         0      0    0
YRC WORLDWIDE INC            NOTE 10.000% 3/3 984249AB8    1,695      8,698 PRN      SOLE                         0      0    0
ZIONS BANCORPORATION         *W EXP 05/22/202 989701115   10,524    988,800 SH       SOLE                   988,800      0    0
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